Summary of Significant Accounting Policies - Schedule of Net (Loss) Income Per Share of Common Stock (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net (loss)income Redeemable	$ (242,794)	$ 974,189	$ 3,860,456	$ (2,091,672)
Allocation of net (loss) income Non-Redeemable	$ (678,958)	$ 243,547	$ 972,392	$ (541,088)
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption Redeemable, Basic	2,467,422	27,600,000	27,393,431	26,492,055
Weighted Average Shares Outstanding including common stock subject to redemption Redeemable, Diluted			27,393,431	26,492,055
Basic net (loss) income per share, Redeemable	$ (0.1)	$ 0.04	$ 0.14	$ (0.08)
Diluted net income (loss) per ordinary share, Redeemable			$ 0.14	$ (0.08)
Weighted Average Shares Outstanding including common stock subject to redemption Non-Redeemable, Basic	6,900,000	6,900,000	6,900,000	6,853,151
Weighted Average Shares Outstanding including common stock subject to redemption Non-Redeemable, Diluted	6,900,000	6,900,000	6,900,000	6,853,151
Basic net (loss) income per share, Non-Redeemable	$ (0.1)	$ 0.04	$ 0.14	$ (0.08)
Diluted net income (loss) per ordinary share, Non-Redeemable	$ (0.1)	$ 0.04	$ 0.14	$ (0.08)